Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories	2025 2024 Uranium Concentrate $ 601,911 $ 651,901 Broken ore 58,341 27,892 660,252 679,793 Fuel services 181,379 145,241 Other 2,358 1,829 Total $ 843,989 $ 826,863